Schedule of Share-Based Payments Reserve (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based-payment Reserves
Share based payment reserve	$ 7,981,298	$ 9,061,897	$ 8,726,228	$ 7,309,323	$ 6,733,118